Money Market Obligations Trust

Federated California Municipal Cash Trust
Federated Municipal Obligations Fund
Federated Tax-Free Obligations Fund
Federated Prime Obligations Fund
Federated Government Obligations Tax-Managed Fund

INSTITUTIONAL SHARES

SUPPLEMENT TO current prospectuses

Effective June 28, 2012, the Institutional Shares and/or Service Shares of each of the above listed Funds, if not currently enrolled, will participate in a Systematic Investment Program and Systematic Withdrawal/Exchange Program.

INFORMATION ON SYSTEMATIC PROGRAMS:

“BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.”

“SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This Program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.”

May 22, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451177 (5/12)

Important Information Regarding the Federated Funds

SUPPLEMENT TO current prospectuses

Effective June 28, 2012, the Institutional Shares and/or Service Shares of each of the below listed Funds, if not currently enrolled, will participate in a Systematic Investment Program and Systematic Withdrawal/Exchange Program.

INFORMATION ON SYSTEMATIC PROGRAMS:

“BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.”

“SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This Program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.”

Federated Adjustable Rate Securities Fund

Federated Equity Funds

Federated Strategic Value Dividend Fund

Federated GNMA Trust

Federated Income Trust

Federated Income Securities Trust

Federated PrudentDollar Bear Fund

Federated Index Trust

Federated Max-Cap Index Fund

Federated Intermediate Government Fund, Inc.

Federated MDT Series

Federated MDT All Cap Core Fund

Federated MDT Stock Trust

Federated Short-Intermediate Duration Municipal Trust

Federated Total Return Government Bond Fund

Federated Total Return Series, Inc.

Federated Mortgage Fund

Federated Total Return Bond Fund

Federated Ultrashort Bond Fund

Federated U.S. Government Bond Fund

Federated U.S. Government Securities Fund: 1-3 Years

Federated U.S. Government Securities Fund: 2-5 Years

Money Market Obligations Trust

Federated California Municipal Cash Trust

Federated Government Obligations Fund

Federated Government Obligations Tax-Managed Fund

Federated Municipal Obligations Fund

Federated Prime Cash Obligations Fund

Federated Prime Management Obligations Fund

Federated Prime Obligations Fund

Federated Prime Value Obligations Fund

Federated Tax-Free Obligations Fund

Federated Treasury Obligations Fund

May 22, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451187 (5/12)